TAXES BASED ON INCOME - Effective Tax Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Effective tax rate (as a percent)	32.80%	32.90%	31.50%
Tax expense associated with the tax cost to repatriate non-permanently reinvested earnings of certain foreign subsidiaries	$ 7.6	$ 20.0
Tax expense related to the U.S. income and foreign withholding taxes resulting from changes in indefinite reinvestment assertions on certain foreign earnings	46.3
Tax benefits on changes in certain tax reserves, including interest and penalties, resulting from settlements of audits	16.8	5.8	$ 10.2
Tax benefits on changes in certain tax reserves, including interest and penalties, resulting from expirations of statutes of limitations	5.4	8.2	18.1
Tax benefit from the extension of the federal research and development credit		$ 2.6
Repatriation tax benefit related to certain foreign losses			(9.8)
Tax expense from the taxable inclusion of a net foreign currency gain related to revaluation of certain intercompany loans			9.1
Undistributed earnings of foreign subsidiaries considered indefinitely reinvested in foreign operations	1,900.0
State
Tax benefit on partial release of valuation allowances on state deferred tax assets	3.6
State tax expense primarily related to gains arising as a result of certain foreign reorganizations			2.5
Foreign
Enacted tax rate changes in certain foreign jurisdictions	8.4
Tax benefit from release of valuation allowance against certain deferred tax assets in a foreign jurisdiction associated with a structural simplification approved by tax authority	$ 6.7
Tax expense related to change in estimate of the potential outcome of uncertain tax issues in China and Germany			$ 10.6